Pension and Other Post-retirement Benefit Plans (Table 8) (Details) - USD ($) $ in Millions		Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan assets at end of year		$ 27.7	$ 23.8	$ 21.1
Pension Plan
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		781.9	803.7
Receivable (Payable)	[1]	(1.7)	1.0
Fair value of plan assets at end of year	[2]	$ 780.2	$ 804.7	745.2
Percentage of fair value of plan investments		100.20%	99.90%
Percent Receivable (Payable)	[1]	(0.20%)	0.10%
Total plan assets percent		100.00%	100.00%
Pension Plan | Level 1 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		$ 29.5	$ 32.9
Pension Plan | Level 2 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		724.7	747.0
Pension Plan | Level 3 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		27.7	23.8
Pension Plan | Cash and Cash Equivalents [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		$ 0.8	$ 0.6
Percentage of fair value of plan investments		0.10%	0.10%
Pension Plan | Cash and Cash Equivalents [Member] | Level 1 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		$ 0.8	$ 0.6
Pension Plan | Cash and Cash Equivalents [Member] | Level 2 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		0.0	0.0
Pension Plan | Cash and Cash Equivalents [Member] | Level 3 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		0.0	0.0
Pension Plan | Equity Securities US Small Cap [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		$ 28.7	$ 32.3
Percentage of fair value of plan investments		3.70%	4.00%
Pension Plan | Equity Securities US Small Cap [Member] | Level 1 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		$ 28.7	$ 32.3
Pension Plan | Equity Securities US Small Cap [Member] | Level 2 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		0.0	0.0
Pension Plan | Equity Securities US Small Cap [Member] | Level 3 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		0.0	0.0
Pension Plan | Equity Securities Preferred [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		$ 0.1	$ 0.1
Percentage of fair value of plan investments		0.00%	0.00%
Pension Plan | Equity Securities Preferred [Member] | Level 1 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		$ 0.0	$ 0.0
Pension Plan | Equity Securities Preferred [Member] | Level 2 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		0.1	0.1
Pension Plan | Equity Securities Preferred [Member] | Level 3 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		0.0	0.0
Pension Plan | US Treasury Securities [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		$ 101.3	$ 110.6
Percentage of fair value of plan investments		13.00%	13.80%
Pension Plan | US Treasury Securities [Member] | Level 1 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		$ 0.0	$ 0.0
Pension Plan | US Treasury Securities [Member] | Level 2 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		101.3	110.6
Pension Plan | US Treasury Securities [Member] | Level 3 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		0.0	0.0
Pension Plan | Domestic Corporate Debt Securities [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		$ 204.6	$ 108.4
Percentage of fair value of plan investments		26.20%	13.50%
Pension Plan | Domestic Corporate Debt Securities [Member] | Level 1 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		$ 0.0	$ 0.0
Pension Plan | Domestic Corporate Debt Securities [Member] | Level 2 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		204.6	108.4
Pension Plan | Domestic Corporate Debt Securities [Member] | Level 3 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		0.0	0.0
Pension Plan | U S Government Agencies And Sponsored Entities Debt Securities [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		$ 23.9	$ 24.6
Percentage of fair value of plan investments		3.10%	3.00%
Pension Plan | U S Government Agencies And Sponsored Entities Debt Securities [Member] | Level 1 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		$ 0.0	$ 0.0
Pension Plan | U S Government Agencies And Sponsored Entities Debt Securities [Member] | Level 2 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		23.9	24.6
Pension Plan | U S Government Agencies And Sponsored Entities Debt Securities [Member] | Level 3 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		0.0	0.0
Pension Plan | Asset-backed Securities [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		$ 1.7	$ 1.8
Percentage of fair value of plan investments		0.20%	0.20%
Pension Plan | Asset-backed Securities [Member] | Level 1 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		$ 0.0	$ 0.0
Pension Plan | Asset-backed Securities [Member] | Level 2 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		1.7	1.8
Pension Plan | Asset-backed Securities [Member] | Level 3 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		0.0	0.0
Pension Plan | Municipalities
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		$ 14.0	$ 9.2
Percentage of fair value of plan investments		1.80%	1.10%
Pension Plan | Municipalities | Level 1 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		$ 0.0	$ 0.0
Pension Plan | Municipalities | Level 2 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		14.0	9.2
Pension Plan | Municipalities | Level 3 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		0.0	0.0
Pension Plan | Foreign Corporate Debt Securities [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		$ 37.1	$ 23.8
Percentage of fair value of plan investments		4.80%	3.00%
Pension Plan | Foreign Corporate Debt Securities [Member] | Level 1 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		$ 0.0	$ 0.0
Pension Plan | Foreign Corporate Debt Securities [Member] | Level 2 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		37.1	23.8
Pension Plan | Foreign Corporate Debt Securities [Member] | Level 3 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		0.0	0.0
Pension Plan | Repurchase Agreements [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	[3]	$ 5.3	$ 2.5
Percentage of fair value of plan investments	[3]	0.70%	0.30%
Pension Plan | Repurchase Agreements [Member] | Level 1 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	[3]	$ 0.0	$ 0.0
Pension Plan | Repurchase Agreements [Member] | Level 2 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	[3]	5.3	2.5
Pension Plan | Repurchase Agreements [Member] | Level 3 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	[3]	0.0	0.0
Pension Plan | Fixed Income Securities Other [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	[4]	$ 4.7	$ 7.0
Percentage of fair value of plan investments	[4]	0.60%	0.80%
Pension Plan | Fixed Income Securities Other [Member] | Level 1 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	[4]	$ 0.0	$ 0.0
Pension Plan | Fixed Income Securities Other [Member] | Level 2 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	[4]	4.7	7.0
Pension Plan | Fixed Income Securities Other [Member] | Level 3 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	[4]	0.0	0.0
Pension Plan | Mutual Funds [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	[5]	$ 29.3	$ 112.4
Percentage of fair value of plan investments	[5]	3.70%	14.00%
Pension Plan | Mutual Funds [Member] | Level 1 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	[5]	$ 0.0	$ 0.0
Pension Plan | Mutual Funds [Member] | Level 2 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	[5]	29.3	112.4
Pension Plan | Mutual Funds [Member] | Level 3 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	[5]	0.0	0.0
Pension Plan | Commingled Funds And Pooled Separate Accounts [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	[6]	$ 302.5	$ 340.0
Percentage of fair value of plan investments	[6]	38.70%	42.30%
Pension Plan | Commingled Funds And Pooled Separate Accounts [Member] | Level 1 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	[6]	$ 0.0	$ 0.0
Pension Plan | Commingled Funds And Pooled Separate Accounts [Member] | Level 2 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	[6]	274.8	316.2
Pension Plan | Commingled Funds And Pooled Separate Accounts [Member] | Level 3 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	[6]	27.7	23.8
Pension Plan | Private Equity / Limited Partnership
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	[7]	$ 28.0	$ 30.5
Percentage of fair value of plan investments	[7]	3.60%	3.80%
Pension Plan | Private Equity / Limited Partnership | Level 1 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	[7]	$ 0.0	$ 0.0
Pension Plan | Private Equity / Limited Partnership | Level 2 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	[7]	28.0	30.5
Pension Plan | Private Equity / Limited Partnership | Level 3 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	[7]	0.0	0.0
Pension Plan | Derivatives [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	[8]	$ (0.1)	$ (0.1)
Percentage of fair value of plan investments	[8]	0.00%	0.00%
Pension Plan | Derivatives [Member] | Level 1 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	[8]	$ 0.0	$ 0.0
Pension Plan | Derivatives [Member] | Level 2 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	[8]	(0.1)	(0.1)
Pension Plan | Derivatives [Member] | Level 3 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	[8]	0.0	0.0
Health and Life Benefits
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		437.8	439.8
Receivable (Payable)		0.7	(0.2)
Fair value of plan assets at end of year		$ 438.5	$ 439.6	$ 380.9
Percentage of fair value of plan investments		99.80%	100.00%
Percent Receivable (Payable)		0.20%	0.00%
Total plan assets percent		100.00%	100.00%
Health and Life Benefits | Level 1 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		$ 1.9	$ 0.8
Health and Life Benefits | Level 2 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		435.9	439.0
Health and Life Benefits | Level 3 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		0.0	0.0
Health and Life Benefits | Cash and Cash Equivalents [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		$ 0.0	$ 0.8
Percentage of fair value of plan investments		0.00%	0.20%
Health and Life Benefits | Cash and Cash Equivalents [Member] | Level 1 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		$ 0.0	$ 0.8
Health and Life Benefits | Cash and Cash Equivalents [Member] | Level 2 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		0.0	0.0
Health and Life Benefits | Cash and Cash Equivalents [Member] | Level 3 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		0.0	0.0
Health and Life Benefits | US Treasury Securities [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		$ 27.7	$ 25.6
Percentage of fair value of plan investments		6.30%	5.80%
Health and Life Benefits | US Treasury Securities [Member] | Level 1 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		$ 0.0	$ 0.0
Health and Life Benefits | US Treasury Securities [Member] | Level 2 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		27.7	25.6
Health and Life Benefits | US Treasury Securities [Member] | Level 3 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		0.0	0.0
Health and Life Benefits | Domestic Corporate Debt Securities [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		$ 33.5	$ 34.0
Percentage of fair value of plan investments		7.70%	7.70%
Health and Life Benefits | Domestic Corporate Debt Securities [Member] | Level 1 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		$ 0.0	$ 0.0
Health and Life Benefits | Domestic Corporate Debt Securities [Member] | Level 2 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		33.5	34.0
Health and Life Benefits | Domestic Corporate Debt Securities [Member] | Level 3 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		0.0	0.0
Health and Life Benefits | US Government Agencies Debt Securities [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		$ 1.8	$ 2.0
Percentage of fair value of plan investments		0.40%	0.50%
Health and Life Benefits | US Government Agencies Debt Securities [Member] | Level 1 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		$ 0.0	$ 0.0
Health and Life Benefits | US Government Agencies Debt Securities [Member] | Level 2 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		1.8	2.0
Health and Life Benefits | US Government Agencies Debt Securities [Member] | Level 3 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		0.0	0.0
Health and Life Benefits | Municipalities
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		$ 4.0	$ 4.8
Percentage of fair value of plan investments		0.90%	1.10%
Health and Life Benefits | Municipalities | Level 1 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		$ 0.0	$ 0.0
Health and Life Benefits | Municipalities | Level 2 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		4.0	4.8
Health and Life Benefits | Municipalities | Level 3 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		0.0	0.0
Health and Life Benefits | Foreign Corporate Debt Securities [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		$ 4.9	$ 5.7
Percentage of fair value of plan investments		1.10%	1.30%
Health and Life Benefits | Foreign Corporate Debt Securities [Member] | Level 1 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		$ 0.0	$ 0.0
Health and Life Benefits | Foreign Corporate Debt Securities [Member] | Level 2 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		4.9	5.7
Health and Life Benefits | Foreign Corporate Debt Securities [Member] | Level 3 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments		0.0	0.0
Health and Life Benefits | Fixed Income Securities Other [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	[9]	$ 4.3	$ 5.3
Percentage of fair value of plan investments	[9]	1.00%	1.20%
Health and Life Benefits | Fixed Income Securities Other [Member] | Level 1 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	[9]	$ 0.0	$ 0.0
Health and Life Benefits | Fixed Income Securities Other [Member] | Level 2 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	[9]	4.3	5.3
Health and Life Benefits | Fixed Income Securities Other [Member] | Level 3 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	[9]	0.0	0.0
Health and Life Benefits | Mutual Funds [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	[10]	$ 1.9	$ 1.9
Percentage of fair value of plan investments	[10]	0.40%	0.40%
Health and Life Benefits | Mutual Funds [Member] | Level 1 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	[10]	$ 1.9	$ 0.0
Health and Life Benefits | Mutual Funds [Member] | Level 2 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	[10]	0.0	1.9
Health and Life Benefits | Mutual Funds [Member] | Level 3 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	[10]	0.0	0.0
Health and Life Benefits | Commingled Funds [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	[11]	$ 359.7	$ 359.7
Percentage of fair value of plan investments	[11]	82.00%	81.80%
Health and Life Benefits | Commingled Funds [Member] | Level 1 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	[11]	$ 0.0	$ 0.0
Health and Life Benefits | Commingled Funds [Member] | Level 2 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	[11]	359.7	359.7
Health and Life Benefits | Commingled Funds [Member] | Level 3 [Member]
Defined Benefit Plan, Information about Plan Assets [Abstract]
Fair value of plan investments	[11]	$ 0.0	$ 0.0

[1]	At September 30, 2015, this payable represents a pending trade for investment purchases. At September 30, 2014, this receivable represents a pending trade for investment sales.
[2]	(a)The DB SERP and DB Restoration, included in pension benefits in the table above, have no assets.
[3]	This category includes Treasury Bills with a pre-commitment from the counterparty to repurchase the same securities on the next business day at an agreed-upon price.
[4]	This category primarily includes Yankee bonds and non-U.S. government bonds.
[5]	At September 30, 2015, investments in mutual funds consisited primarily of common stock of non-U.S. companies. At September 30, 2014, investments in mutual funds consisted primarily of corporate fixed income instruments.
[6]	At September 30, 2015, investments in commingled funds and pooled separate accounts consisted primarily of 80% common stock of large-cap U.S. companies; 18% income producing properties located in the United States; and 2% short-term money market investments. At September 30, 2014, investments in commingled funds and pooled separate accounts consisted primarily of 75% common stock of large-cap U.S. companies; 14% income producing properties located in the United States; 9% equity securities of non-U.S. companies; and 2% short-term money market investments.
[7]	(e) At September 30, 2015 and 2014, investments in private equity/limited partnership consisted of common stock of international companies.
[8]	At September 30, 2015, this category included long-term U.S. Treasury interest rate futures contracts, interest rate put options and credit default swap indexes. At September 30, 2014, this category included long-term U.S. Treasury interest rate futures contracts and interest rate put options.
[9]	At September 30, 2015 and 2014, this category consisted primarily of 76% non-U.S. government bonds and 24% Yankee bonds.
[10]	At September 30, 2015, investments in mutual funds consisted of a short-term money market fund valued at $1.00 per share. At September 30, 2014, investments in mutual funds consisted primarily of 63% short-term obligations consisting of certificates of deposit and time deposits, 23% high-quality commercial paper, 6% repurchase agreements, 4% corporate notes of U.S. and foreign corporations and 4% U.S. governmental and U.S. agency securities.
[11]	At September 30, 2015, investments in commingled funds consisted primarily of 68% common stock of large-cap U.S. companies,16% governmental fixed income securities and 16% corporate bonds. At September 30, 2014, investments in commingled funds consisted primarily of 66% common stock of large-cap U.S. companies, 17% U.S. agency obligations and government sponsored entities and 17% corporate bonds.